Investment Securities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Gains realized on sales	$ 8	$ 86	$ 786
Losses realized on sales	0	(66)	(8)
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$ 8	$ 20	$ 778